Other disclosures - Remaining maturity periods (Details) $ in Millions, in Millions	Dec. 31, 2017 MXV ( )	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXV ( )	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
ASSETS
Cash and balances with the Central Bank		$ 57,687		$ 78,663
Financial assets held for trading		315,570		342,582
Other financial assets at fair value through profit or loss		51,705		42,340
Available-for-sale financial assets		165,742		154,644
Loans and receivables		679,300		675,498
Fair value of hedging derivative assets	15,116	15,116	15,003	15,003
Total financial assets		1,285,120		1,308,730
LIABILITIES AND EQUITY
Financial liabilities held for trading		239,725		266,828
Financial liabilities designated at fair value through profit or loss		120,653		136,860
Financial liabilities at amortized cost		820,431		806,091
Hedging derivatives	11,091	11,091	14,287	14,287
Total financial liabilities		1,191,900		1,224,066
Difference (assets less liabilities)		93,220		84,664
On demand
ASSETS
Cash and balances with the Central Bank		21,539		24,887
Fair value of hedging derivative assets		2,375
Total financial assets		49,049		40,509
LIABILITIES AND EQUITY
Hedging derivatives				6,318
Total financial liabilities		446,685		464,443
Difference (assets less liabilities)		(397,636)		(423,934)
1 month
ASSETS
Cash and balances with the Central Bank		8,054		25,382
Fair value of hedging derivative assets				1
Total financial assets		240,619		254,156
LIABILITIES AND EQUITY
Hedging derivatives				152
Total financial liabilities		345,271		343,020
Difference (assets less liabilities)		(104,652)		(88,864)
3 months
ASSETS
Cash and balances with the Central Bank				200
Fair value of hedging derivative assets				4
Total financial assets		59,700		73,368
LIABILITIES AND EQUITY
Hedging derivatives				23
Total financial liabilities		60,645		65,858
Difference (assets less liabilities)		(945)		7,510
3 to 12 months
ASSETS
Cash and balances with the Central Bank				100
Fair value of hedging derivative assets				12
Total financial assets		206,116		161,453
LIABILITIES AND EQUITY
Hedging derivatives		145		138
Total financial liabilities		90,182		60,355
Difference (assets less liabilities)		115,934		101,098
1 to 3 years
ASSETS
Fair value of hedging derivative assets		7,707		9,306
Total financial assets		279,259		319,703
LIABILITIES AND EQUITY
Hedging derivatives		2,070		499
Total financial liabilities		46,016		66,107
Difference (assets less liabilities)		233,243		253,596
3 to 5 years
ASSETS
Fair value of hedging derivative assets		5,017		50
Total financial assets		165,733		142,922
LIABILITIES AND EQUITY
Hedging derivatives		1,630		1,863
Total financial liabilities		63,134		44,367
Difference (assets less liabilities)		102,599		98,555
More than 5 years/2023 and thereafter
ASSETS
Cash and balances with the Central Bank		28,094		28,094
Fair value of hedging derivative assets		17		5,630
Total financial assets		284,644		316,619
LIABILITIES AND EQUITY
Hedging derivatives		7,246		5,294
Total financial liabilities		139,967		179,916
Difference (assets less liabilities)		144,677		136,703
Debt instruments.
ASSETS
Financial assets held for trading		147,747		140,853
Available-for-sale financial assets		164,947		154,318
Loans and receivables		10,758		11,472
Total financial assets		323,452		306,643
Debt instruments. | 1 month
ASSETS
Financial assets held for trading		67,280		31,784
Available-for-sale financial assets		18,693		34,360
Debt instruments. | 3 months
ASSETS
Financial assets held for trading		2,551		5,697
Available-for-sale financial assets		59		1,985
Debt instruments. | 3 to 12 months
ASSETS
Financial assets held for trading		15,455		9,197
Available-for-sale financial assets		35,567		581
Loans and receivables				904
Debt instruments. | 1 to 3 years
ASSETS
Financial assets held for trading		23,077		50,667
Available-for-sale financial assets		58,067		76,096
Debt instruments. | 3 to 5 years
ASSETS
Financial assets held for trading		32,379		33,703
Available-for-sale financial assets		21,987		16,358
Loans and receivables		1,378
Debt instruments. | More than 5 years/2023 and thereafter
ASSETS
Financial assets held for trading		7,005		9,805
Available-for-sale financial assets		30,574		24,938
Loans and receivables		9,380		10,568
Equity instruments.
ASSETS
Financial assets held for trading		2,562		1,822
Available-for-sale financial assets		795		326	$ 348	$ 311
Total financial assets		3,357		2,148
Equity instruments. | On demand
ASSETS
Financial assets held for trading		2,562		1,822
Equity instruments. | More than 5 years/2023 and thereafter
ASSETS
Available-for-sale financial assets		795		326
Trading derivatives
ASSETS
Financial assets held for trading		165,261		199,907
Trading derivatives | On demand
ASSETS
Financial assets held for trading		9,118		100
Trading derivatives | 1 month
ASSETS
Financial assets held for trading		2,738		2,357
Trading derivatives | 3 months
ASSETS
Financial assets held for trading		4,223		8,947
Trading derivatives | 3 to 12 months
ASSETS
Financial assets held for trading		11,273		18,608
Trading derivatives | 1 to 3 years
ASSETS
Financial assets held for trading		25,527		35,245
Trading derivatives | 3 to 5 years
ASSETS
Financial assets held for trading		28,714		23,864
Trading derivatives | More than 5 years/2023 and thereafter
ASSETS
Financial assets held for trading		83,668		110,786
Loans and advances to credit institutions
ASSETS
Other financial assets at fair value through profit or loss		46,087		37,831
Loans and receivables		59,122		82,388
Total financial assets		105,209		120,219
Loans and advances to credit institutions | 1 month
ASSETS
Other financial assets at fair value through profit or loss		46,087		37,831
Loans and receivables		59,122		82,293
Loans and advances to credit institutions | 3 to 5 years
ASSETS
Loans and receivables				95
Loans and advances to customers
ASSETS
Other financial assets at fair value through profit or loss		5,618		4,509
Loans and receivables		609,420		581,638
Total financial assets		615,038		586,147
Loans and advances to customers | On demand
ASSETS
Loans and receivables		13,455		13,700
Loans and advances to customers | 1 month
ASSETS
Other financial assets at fair value through profit or loss		5,618		4,509
Loans and receivables		33,027		35,639
Loans and advances to customers | 3 months
ASSETS
Loans and receivables		52,867		56,535
Loans and advances to customers | 3 to 12 months
ASSETS
Loans and receivables		143,821		132,051
Loans and advances to customers | 1 to 3 years
ASSETS
Loans and receivables		164,881		148,389
Loans and advances to customers | 3 to 5 years
ASSETS
Loans and receivables		76,258		68,852
Loans and advances to customers | More than 5 years/2023 and thereafter
ASSETS
Loans and receivables		125,111		126,472
Trading derivatives
LIABILITIES AND EQUITY
Financial liabilities held for trading		171,282		205,690
Trading derivatives | On demand
LIABILITIES AND EQUITY
Financial liabilities held for trading		9,320		464
Trading derivatives | 1 month
LIABILITIES AND EQUITY
Financial liabilities held for trading		2,333		4,539
Trading derivatives | 3 months
LIABILITIES AND EQUITY
Financial liabilities held for trading		3,059		4,680
Trading derivatives | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities held for trading		13,769		20,777
Trading derivatives | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities held for trading		26,343		36,497
Trading derivatives | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities held for trading		25,818		27,166
Trading derivatives | More than 5 years/2023 and thereafter
LIABILITIES AND EQUITY
Financial liabilities held for trading		90,640		111,567
Short positions
LIABILITIES AND EQUITY
Financial liabilities held for trading		68,443		61,138
Short positions | 1 month
LIABILITIES AND EQUITY
Financial liabilities held for trading		68,443		61,138
Deposits
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		608,776		572,005
Deposits - Central banks
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss		22,417		15,479
Deposits - Central banks | 1 month
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss		22,417		15,025
Deposits - Central banks | 3 months
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss				403
Deposits - Central banks | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss				51
Deposits - Credit institutions
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss		5,942		25,155
Financial liabilities at amortized cost		76,515		99,322
Deposits - Credit institutions | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		14,828		39,428
Deposits - Credit institutions | 1 month
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss		5,942		25,155
Financial liabilities at amortized cost		35,815		15,871
Deposits - Credit institutions | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		2,127		22,331
Deposits - Credit institutions | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		2,368		2,591
Deposits - Credit institutions | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		11,094		14,070
Deposits - Credit institutions | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		7,475		5,031
Deposits - Credit institutions | More than 5 years/2023 and thereafter
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		2,808
Deposits - Customers
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss		81,790		83,891
Financial liabilities at amortized cost		608,776		572,005
Total financial liabilities		690,566		655,896
Deposits - Customers | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		422,495		418,228
Deposits - Customers | 1 month
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss		81,009
Financial liabilities at amortized cost		102,395		101,303
Deposits - Customers | 3 months
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss		781
Financial liabilities at amortized cost		39,643		28,969
Deposits - Customers | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		38,355		15,938
Deposits - Customers | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		3,060		2,865
Deposits - Customers | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		1,939		2,067
Deposits - Customers | More than 5 years/2023 and thereafter
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		889		2,635
Customer deposits - Repurchase agreements
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss		81,790		83,891
Customer deposits - Repurchase agreements | 1 month
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss				83,157
Customer deposits - Repurchase agreements | 3 months
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss				734
Marketable debt securities
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss		10,504		12,335
Financial liabilities at amortized cost		85,792		77,668
Total financial liabilities		96,296		90,003
Marketable debt securities | 1 month
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss		586		92
Financial liabilities at amortized cost		20,138		19,493
Marketable debt securities | 3 months
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss		1,146		1,142
Financial liabilities at amortized cost		7,583		5,506
Marketable debt securities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss		4,907		2,476
Financial liabilities at amortized cost		29,734		17,447
Marketable debt securities | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss		3,368		6,085
Financial liabilities at amortized cost		47		6,014
Marketable debt securities | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities designated at fair value through profit or loss		497		2,540
Financial liabilities at amortized cost		25,141		5,700
Marketable debt securities | More than 5 years/2023 and thereafter
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		3,149		23,508
Subordinated liabilities
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		35,885		37,576
Subordinated liabilities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		650		664
Subordinated liabilities | More than 5 years/2023 and thereafter
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		35,235		36,912
Other financial liabilities
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		13,463		19,520
Other financial liabilities | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		42		5
Other financial liabilities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		5,543		16,431
Other financial liabilities | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		6,306		2,070
Other financial liabilities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		904		937
Other financial liabilities | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		34		$ 77
Other financial liabilities | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		$ 634